UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-05336

Prudential Institutional Liquidity Portfolio, Inc.

Exact name of registrant as specified in charter

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Address of principal executive offices

Jonathan D. Shain

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service

Registrant’s telephone number, including area code: 973-802-6469

Date of fiscal year end: 3/31/2004

Date of reporting period: 3/31/2004

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

ANNUAL REPORT

MARCH 31, 2004

PRUDENTIAL

INSTITUTIONAL LIQUIDITY PORTFOLIO, INC./

INSTITUTIONAL MONEY MARKET SERIES

FUND TYPE

Money market

OBJECTIVE

High current income consistent with the

preservation of principal and liquidity

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Series’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

Prudential Financial and the Rock logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

May 18, 2004

Dear Shareholder,

Despite an unsettled global political climate, the economy in the United States appears sound. There have been signs recently that inflation is picking up. Consequently, there is widespread speculation that the Federal Reserve will begin increasing short-term interest rates in 2004 to prevent the economy from overheating.

In light of the prospects for higher interest rates, institutional investors and high-net-worth individuals may consider increasing exposure to cash. The Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series provides a high-quality money market investment opportunity with competitive expenses in two share classes, Class A and Class I. Extended hours for same-day settlement on transactions are offered to allow shareholders greater flexibility in making daily cash management decisions.

As always, we appreciate your confidence in the Series and look forward to serving your future investment needs.

Sincerely,

Judy A. Rice, President

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	1

Your Series’ Performance

Series objective

The investment objective of the Prudential Institutional Liquidity Portfolio, Inc. (PILP)/Institutional Money Market Series (the Series) is high current income consistent with the preservation of principal and liquidity. There can be no assurance that the Series will meet its investment objective.

Yields will fluctuate from time to time, and past performance is not indicative of future results. Current performance may be lower or higher than the past performance quoted. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

Series Facts as of 3/31/04
	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)	Net Assets (Millions)
PILP Class A*	0.97%	$1.00	73 Days	$331.8

PILP Class I**	1.02%	$1.00	73 Days	$1,960.0

iMoneyNet, Inc. Prime Institutional Universe Average***	0.70%	N/A	55 Days	N/A

*	Class A shares are subject to distribution and service (12b-1) fees.
**	Class I shares are not subject to 12b-1 fees.
***	iMoneyNet, Inc. reports a 7-day current yield and WAM on Tuesdays. This is the data of all funds in the iMoneyNet, Inc. Prime Institutional Universe category as of March 30, 2004, the closest date to the end of the Series’ current reporting period.

Institutional Money Market Fund Yield Comparison

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Weighted Average Maturity Comparison

Yields will fluctuate from time to time, and past performance is not indicative of future results. Current performance may be lower or higher than the past performance quoted. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Series.

Past performance is not indicative of future results. The graphs portray weekly 7-day current yields and weekly WAMs respectively for the PILP/Institutional Money Market Series and the iMoneyNet, Inc. Prime Institutional Universe Average every Tuesday from April 1, 2003 to March 30, 2004, the closest dates to the beginning and end of the Series’ current reporting period. The data portrayed for the Series at the end of the reporting period in the graphs may not match the data portrayed in the Series Facts table as of March 31, 2004.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	3

Investment Adviser’s Report

Prudential Investment Management, Inc.

Meeting the challenge of low interest rates

A low interest-rate environment during our fiscal year that began April 1, 2003 made the search for high-quality money market securities that provided attractive yields particularly challenging. Nevertheless, we took advantage of investment opportunities that we identified by comparing money market securities’ expected returns, liquidity characteristics, and supply/demand dynamics. This helped the Series’ Class A and Class I shares provide competitive yields during our reporting period. The Class A and Class I shares’ NAVs remained at $1 per share throughout the reporting period.

As an essential part of our strategy, we maintained a diversified portfolio of high-quality short-term debt securities of U.S. and foreign issuers that spanned the full range of money market maturities. These debt securities also included different income features, such as floating-rate, fixed-rate, and callable notes, which can be retired by their respective issuers before their stated maturity dates. By altering this mix of securities, we positioned the Series’ weighted average maturity (WAM) longer than that of the average comparable fund throughout our 12-month reporting period. Having a longer-than-average WAM helped the Series benefit from attractive yields for a longer period of time.

Locking in yields before they declined sharply

When our reporting period began in April 2003, the United States had recently become involved in a war in Iraq. Money market yields rose temporarily that month. We took advantage of this increase by locking in yields on money market securities maturing in one year. This proved to be a prudent strategy. Money market yields turned sharply lower in May and June 2003 amid speculation that the Federal Reserve (the Fed) might aggressively cut short-term interest rates with the goal of stimulating growth in the lackluster U.S. economy. The Fed had also expressed concern that deflation, or falling prices, could harm the economy.

Anticipation of declining short-term rates drove money market yields sharply lower in May and June 2003. Securities maturing in one year yielded less than securities maturing in one month, which caused the slope of the money market yield curve to invert. Our purchases during this time emphasized securities maturing in three months or less because they offered better relative value.

We also found good value among federal agency notes with a stated maturity of one year that could be called in either three or six months. They offered attractive yields to compensate investors for this early maturity option. While some of the callable federal agency notes that we purchased were called early, they benefited the Series by providing incremental yield while they were held in the portfolio.

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Disappointment over modest rate cut

When the Fed eased monetary policy in late June 2003, it only reduced its target for the federal funds rate (the interest rate that banks charge each other for overnight loans) by a quarter of a percentage point to 1%, its lowest level in 45 years. Disappointment over the modest rate cut (some investors had expected half a percentage point) and signs of accelerating economic growth led investors to demand significantly higher yields on money market securities during the remainder of June, July, and August 2003.

As the general level of yields rose in the summer of 2003, the money market yield curve became positively sloped again, with securities maturing in one year yielding considerably more than shorter-term securities. We began to purchase one-year securities again.

Maintaining portfolio flexibility

During the remainder of our reporting period, money market yields, for the most part, moved neither sharply higher nor sharply lower. This reflected a widely held belief in the financial markets that the Fed would leave short-term interest rates at current low levels in coming months to continue encouraging growth in the United States. The economy seemed to need this support as a sluggish job market posed a threat to the economic expansion.

With monetary policy on hold for the time being, we felt comfortable investing in longer-term money market securities such as federal agency notes with a stated maturity of one year that could be called earlier. However, we also maintained ample flexibility in the portfolio to allow the Series to take advantage of attractive investment opportunities that might emerge if the job market improved and if money market yields rose in anticipation of a short-term rate increase.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	5

This Page Intentionally Left Blank

Portfolio of Investments

MARCH 31, 2004	ANNUAL REPORT

Prudential Institutional Liquidity Portfolio, Inc.

Institutional Money Market Series

Portfolio of Investments

as of March 31, 2004

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit—Canadian 3.3%

$20,000	Royal Bank of Canada, MTN 1.0725%, 4/12/04(b)	$20,000,000
30,000	Toronto Dominion Bank 1.345%, 4/16/04	30,002,444
25,000	1.38%, 8/27/04	24,997,946

		75,000,390

Certificates of Deposit—Domestic 9.7%

121,323	State Street Bank & Trust Co. 1.04%, 4/1/04	121,323,000
100,000	Wells Fargo Bank NA 1.02%, 4/16/04	99,999,584

		221,322,584

Certificates of Deposit—Yankee 13.4%

12,000	Bank of Nova Scotia 1.03%, 4/29/04(b)	11,998,198
50,000	Bank of Scotland 1.04%, 6/24/04(b)	49,985,678
20,000	BNP Paribas 1.33%, 4/13/04	20,000,000
20,000	1.15%, 7/22/04	19,999,385
10,000	1.40%, 10/27/04	10,000,000
10,000	1.25%, 1/27/05	9,998,762
20,000	Credit Agricole Indosuez 1.23%, 8/4/04	19,999,314
30,000	1.38%, 8/5/04	30,003,102
10,000	1.44%, 10/27/04	10,000,000
75,000	Landesbank Hessen—Thuringren 1.40%, 2/2/05	75,010,288
20,000	Royal Bank of Scotland PLC 1.35%, 4/19/04	20,000,000
31,000	Santander Central Hispano Finance, Inc. 1.11%, 8/24/04	31,001,233

		307,995,960

Commercial Paper 24.6%

60,000	Bank of Ireland Governor & Co. 1.19%, 12/31/04	59,456,567
50,000	Citicorp 1.03%, 5/14/04	49,938,486

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

$56,000	Credit Suisse First Boston, Inc. 1.03%, 4/8/04	$55,988,784
50,000	HSBC Bank USA, Inc. 1.12%, 8/2/04	49,808,667
90,000	Independence Funding LLC 1.05%, 4/28/04(e)	89,929,125
40,000	Natexis Banques Populaires 1.05%, 5/12/04(e)	39,952,394
38,753	Nordea North America, Inc. 1.05%, 6/3/04(e)	38,682,131
7,100	Nyala Funding LLC 1.09%, 5/18/04	7,089,896
38,000	PB Finance Delaware, Inc. 1.05%, 5/26/04(e)	37,939,042
33,000	Societe Generale 1.05%, 5/5/04(e)	32,967,431
40,000	1.05%, 5/6/04(e)	39,959,361
50,000	Stadshypotek Delaware, Inc. 1.12%, 4/5/04	49,993,778
12,000	Windmill Funding Corp. 1.04%, 4/14/04	11,995,493

		563,701,155

Other Corporate Obligations 20.6%

25,000	American Express Centurion Bank 1.06%, 4/29/04(b)	24,999,809
23,000	American Express Credit Corp., MTN 1.15%, 4/5/04(b)	23,000,000
26,000	GE Capital Assurance Co. 1.17%, 4/22/04(b)(c) (cost $26,000,000, date purchased 7/17/03)	26,000,000
67,000	GE Capital Corp. 1.18%, 4/9/04(b)	67,000,000
78,000	Goldman Sachs Group, Inc., MTN 1.26%, 6/15/04(b)	78,000,000
8,360	Merrill Lynch & Co., Inc., MTN 1.43%, 4/1/04(b)	8,391,547
94,500	1.215%, 4/12/04(b)	94,500,000
12,000	MetLife Insurance Co. 1.23%, 4/1/04(b)(c) (cost $12,000,000, date purchased 10/23/03)	12,000,000

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	9

Portfolio of Investments

as of March 31, 2004 Cont’d.

Principal Amount (000)	Description	Value (Note 1)

	MetLife Insurance Co.
$23,000	1.265%, 4/26/04(b)(c) (cost $23,000,000, date purchased 10/1/03)	$23,000,000
10,000	1.211%, 6/9/04(b)(c) (cost $10,000,000, date purchased 2/9/04)	10,000,000
46,000	Morgan Stanley, MTN 1.21%, 4/15/04(b)	46,000,000
11,000	Pacific Life Insurance Co. 1.23%, 6/16/04(b)(c) (cost $11,000,000, date purchased 7/1/03)	11,000,000
25,000	Travelers Insurance Co. 1.22%, 5/25/04(b)(c) (cost $25,000,000. date purchased 2/25/03)	25,000,000
10,000	United of Omaha Life Insurance Co. 1.29%, 6/7/04(b)(c) (cost $10,000,000, date purchased 12/2/02)	10,000,000
13,000	Westpac Banking Corp., MTN 1.10%, 6/11/04(b)	13,000,000

		471,891,356

U.S. Government Agency 16.5%

48,000	Federal Home Loan Bank 1.47%, 2/28/05	48,000,000
63,950	1.265%, 3/15/05	63,943,903
25,000	1.40%, 4/1/05	24,987,098
10,000	Federal Home Loan Mortgage Corp. 1.295%, 4/22/04	9,992,446
40,000	Federal National Mortgage Association 0.975%, 4/15/04(b)	39,981,137
118,123	1.13%, 4/28/04(e)	118,022,891
15,000	5.625%, 5/14/04	15,074,330
25,000	1.10%, 7/23/04(e)	24,914,465
9,000	6.50%, 8/15/04	9,175,608
25,000	1.40%, 3/29/05, MTN	25,000,000

		379,091,878

Repurchase Agreement 5.5%

126,509	Greenwich Capital Markets, Inc. 1.08%, dated 3/31/04, due 4/1/04 in the amount of $126,512,795 (cost $126,509,000; the value of the collateral including accrued interest was $129,039,805)(d)	126,509,000

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

Mutual Fund 10.2%

232,578,273	Dryden Core Investment Fund—Taxable Money Market Series (Note 3)	$232,578,273

	Total Investments 103.8% (amortized cost $2,378,090,596)(a)	2,378,090,596
	Liabilities in excess of other assets (3.8%)	(86,344,012)

	Net Assets 100%	$2,291,746,584

(a)	Federal income tax basis is the same as for financial reporting purposes.
(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(c)	Funding agreement, illiquid and restricted as to resale; the aggregate cost of such securities is $117,000,000. The aggregate value of $117,000,000 is 5.1% of net assets.
(d)	Repurchase agreements are collateralized by United States Treasury or federal agency obligations.
(e)	Rate quoted represents yield-to-maturity as of purchase date.

MTN—Medium Term Note.

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	11

Portfolio of Investments

as of March 31, 2004 Cont’d.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2004 were as follows:

Commercial Banks	48.0%
Federal Credit Agencies	16.5
Security Brokers & Dealers	15.4
Mutual Fund	10.2
Life Insurance	5.1
Short-Term Business Credit	2.9
Financial Services	2.7
Bank Holding Companies—Domestic	2.2
Asset Backed Securities	0.8

103.8
Liabilities in excess of other assets	(3.8)

100.0%

See Notes to Financial Statements.

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Statement of Assets and Liabilities

as of March 31, 2004

Assets

Investments, at amortized cost which approximates market value	$2,378,090,596
Cash	351
Dividends and interest receivable	3,259,279
Prepaid expenses	19,495

Total assets	2,381,369,721

Liabilities

Payable for investments purchased	88,685,141
Dividends payable	510,771
Management fee payable	247,969
Accrued expenses	144,869
Deferred directors' fees	19,881
Distribution fee payable	14,506

Total liabilities	89,623,137

Net Assets	$2,291,746,584

Net assets were comprised of:
Common stock, at par	$2,291,747
Paid-in capital in excess of par	2,289,454,837

Net assets, March 31, 2004	$2,291,746,584

Class A

Net asset value, offering price and redemption price per share
($331,761,898 ÷ 331,761,898 shares of $.001 par value common stock issued and outstanding)	$1.00

Class I

Net asset value, offering price and redemption price per share
($1,959,984,686 ÷ 1,959,984,686 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Year Ended March 31, 2004

Net Investment Income

Income
Interest	$22,530,447
Dividends	2,873,654

Total income	25,404,101

Expenses
Management fee	4,145,075
Distribution fee—Class A	460,418
Transfer agent’s fees and expenses	245,000
Custodian’s fees and expenses	192,000
Registration fees	59,000
Reports to shareholders	46,000
Insurance expenses	45,000
Legal fees and expenses	28,000
Directors’ fee	27,000
Audit fee	16,000
Miscellaneous	1,476

Total expenses	5,264,969
Less: Expense Subsidy (Note 4)	(659,443)
Management fee waiver (Note 2)	(1,036,269)
Distribution fee waiver (Note 2)	(268,581)

Net expenses	3,300,676

Net investment income	22,103,425

Realized Gain On Investments

Net realized gain on investment transactions	43,054

Net Increase In Net Assets Resulting From Operations	$22,146,479

See Notes to Financial Statements

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Statement of Changes in Net Assets

	Year Ended March 31,

	2004	2003
Increase (Decrease) In Net Assets

Operations
Net investment income	$22,103,425	$56,631,927
Net realized gain on investment transactions	43,054	84,021

Net increase in net assets resulting from operations	22,146,479	56,715,948

Dividends and distributions (Note 1)
Class A	(3,961,007)	(6,374,377)
Class I	(18,185,472)	(50,341,571)

	(22,146,479)	(56,715,948)

Fund share transactions (Net of conversions) (Note 6)
Net proceeds from shares sold	14,129,168,126	19,835,004,263
Net asset value of shares issued in reinvestment of dividends and distributions	18,657,758	38,853,711
Cost of shares reacquired	(14,009,766,788)	(21,857,842,335)

Net increase (decrease) in net assets from Fund share transactions	138,059,096	(1,983,984,361)

Total increase (decrease)	138,059,096	(1,983,984,361)

Net Assets

Beginning of year	2,153,687,488	4,137,671,849

End of year	$2,291,746,584	$2,153,687,488

See Notes to Financial Statements

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Notes to Financial Statements

Prudential Institutional Liquidity Portfolio, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Fund consists of two series—the Institutional Money Market Series (the “Series”) and the Liquid Assets Series. The Liquid Assets Series has not yet commenced operations. The investment objective of the Series is high current income consistent with the preservation of principal and liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the 2 highest ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund, and the Series, in the preparation of its financial statements.

Securities Valuation: Portfolio securities of the Series are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors. Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Series held illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Series’ policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the

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collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Interest income including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective classes) and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Series declares daily dividends from net investment income and net realized short-term capital gains or losses. Payment of dividends is made monthly. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	17

Notes to Financial Statements

Cont’d

obligated to keep certain books and records of the Series. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM’s performance of such services. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .20 of 1% of the average daily net assets of the Series. PI has contractually agreed to waive a portion (.05 of 1% of the Series’ average daily net assets) of its management fee, which amounted to $1,036,269 ($.0005 per share) for the year ended March 31, 2004. The Series is not required to reimburse PI for such waiver.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Series’ Class A and Class I shares. The Series compensates PIMS for distributing and servicing the Series’ Class A shares, pursuant to the plan of distribution at an annual rate of .12 of 1% of the Series’ average daily net assets of the Class A shares. PIMS has contractually agreed to waive a portion (.07 of 1% of the Series’ average daily net assets of the Class A shares) of the distribution fee, which amounted to $268,581 ($.0008 per Class A share) for the year ended March 31, 2004. The Series is not required to reimburse PIMS for such waiver. The Class A distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class I shares of the Series.

PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. During the year ended March 31, 2004, the Series incurred fees of $240,000 for the services of PMFS. As of March 31, 2004, $20,000 of such fees were due to PMFS. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to nonaffiliates, where applicable.

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The Series invests in the Taxable Money Market Series (the “Portfolio”), a portfolio of the Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. During the year ended March 31, 2004, the Series earned income of $2,873,654 from the Portfolio.

Note 4. Expense Subsidy

PI has contractually agreed to subsidize operating expenses so that total Series operating expenses do not exceed .20% and .15% of the average daily net assets of the Class A and Class I shares, respectively. For the year ended March 31, 2004, such reimbursement amounted to $659,443 ($.0003 per share for Class A and I shares; 0.03% of average net assets).

Note 5. Distributions and Tax Information

For the years ended March 31, 2004 and March 31, 2003, the tax character of dividends paid, as reflected in the Statement of Changes in Net Assets, of $22,146,479 and $56,715,948, respectively, was ordinary income for federal income tax purposes.

As of March 31, 2004, the accumulated undistributed earnings on a tax basis were $510,771 of taxable ordinary income (which represents a timing difference for dividends payable).

Note 6. Capital

The Series offers Class A and Class I shares. Class A shareholders of the Series who satisfy the minimum purchase requirements to purchase Class I shares will have their Class A shares exchanged for Class I shares on a quarterly basis.

There are 10 billion authorized shares of common stock, $.001 par value per share, divided into 5 billion authorized Class A shares and 5 billion authorized Class I shares.

As of March 31, 2004 Prudential owned 7,645,166 Class A shares and 433,693,810 Class I shares.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	19

Notes to Financial Statements

Cont’d

Transactions in shares of common stock (at $1 per share) were as follows:

Class A	Shares and Dollar Amount
Year ended March 31, 2004:
Shares sold	802,941,212
Shares issued in reinvestment of dividends and distributions	3,836,785
Shares reacquired	(821,301,198)

Net increase (decrease) in shares outstanding before conversion	(14,523,201)
Shares reacquired upon conversion into Class I	(93,497,685)

Net increase (decrease) in shares outstanding	(108,020,886)

Year ended March 31, 2003:
Shares sold	735,565,310
Shares issued in reinvestment of dividends and distributions	6,255,879
Shares reacquired	(678,945,845)

Net increase (decrease) in shares outstanding before conversion	62,875,344
Shares reacquired upon conversion into Class I	(56,094,014)

Net increase (decrease) in shares outstanding	6,781,330

Class I
Year ended March 31, 2004:
Shares sold	13,326,226,914
Shares issued in reinvestment of dividends and distributions	14,820,973
Shares reacquired	(13,188,465,590)

Net increase (decrease) in shares outstanding before conversion	152,582,297
Shares issued upon conversion from Class A	93,497,685

Net increase (decrease) in shares outstanding	246,079,982

Year ended March 31, 2003:
Shares sold	19,099,438,953
Shares issued in reinvestment of dividends and distributions	32,597,832
Shares reacquired	(21,178,896,490)

Net increase (decrease) in shares outstanding before conversion	(2,046,859,705)
Shares issued upon conversion from Class A	56,094,014

Net increase (decrease) in shares outstanding	(1,990,765,691)

20	Visit our website at www.prudential.com

Note 7. Change in Independent Auditors

PricewaterhouseCoopers LLP was previously the independent auditors for the Fund. The decision to change the independent auditors was approved by the Audit Committee and by the Board of Directors in a meeting held on September 2, 2003, resulting in KPMG LLP’s appointment as independent auditors of the Fund.

The reports on the financial statements of the Fund audited by PricewaterhouseCoopers LLP through the year ended March 31, 2003 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Fund and PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	21

Financial Highlights

Class A
Year Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains(b)	.010
Dividends and distributions to shareholders	(.010)

Net asset value, end of year	$1.00

Total Return(a):	1.04%
Ratios/Supplemental Data:
Net assets, end of year (000)	$331,762
Average net assets (000)	$383,687
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.20%
Expenses, excluding distribution and service (12b-1) fees(c)	.15%
Net investment income(b)	1.03%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b)	Net of management and distribution fee waiver/expense subsidy (Notes 2 and 4).
(c)	Net of management fee waiver/expense subsidy (Notes 2 and 4).

See Notes to Financial Statements.

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Class A
Year Ended March 31,

2003	2002	2001	2000

$1.00	$1.00	$1.00	$1.00

.016	.031	.062	.053
(.016)	(.031)	(.062)	(.053)

$1.00	$1.00	$1.00	$1.00

1.61%	3.34%	6.43%	5.38%

$439,783	$433,001	$468,287	$371,866
$402,953	$468,805	$417,250	$366,127

.20%	.20%	.20%	.20%
.15%	.15%	.15%	.15%
1.58%	3.23%	6.23%	5.27%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	23

Financial Highlights

Cont’d

Class I
Year Ended March 31, 2004

Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains(b)	.011
Dividends and distributions to shareholders	(.011)

Net asset value, end of year	$1.00

Total Return(a):	1.09%
Ratios/Supplemental Data:
Net assets, end of year (000)	$1,959,985
Average net assets (000)	$1,688,851
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(b)	.15%
Expenses, excluding distribution and service (12b-1) fees(b)	.15%
Net investment income(b)	1.07%

(a)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
(b)	Net of management fee waiver/expense subsidy (Notes 2 and 4).

See Notes to Financial Statements.

24	Visit our website at www.prudential.com

Class I
Year Ended March 31,

2003	2002	2001	2000

$1.00	$1.00	$1.00	$1.00

.016	.032	.062	.053
(.016)	(.032)	(.062)	(.053)

$1.00	$1.00	$1.00	$1.00

1.66%	3.39%	6.48%	5.43%

$1,713,905	$3,704,670	$2,092,210	$1,601,631
$2,982,413	$3,729,340	$2,130,657	$1,643,961

.15%	.15%	.15%	.15%
.15%	.15%	.15%	.15%
1.69%	3.05%	6.28%	5.30%

See Notes to Financial Statements.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	25

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders of Prudential Institutional Liquidity Portfolio, Inc.—Institutional Money Market Series:

We have audited the accompanying statement of assets and liabilities of the Prudential Institutional Liquidity Portfolio, Inc.—Institutional Money Market Series (the “Fund”), including the portfolio of investments, as of March 31, 2004, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ending March 31, 2003 and the financial highlights for the periods presented prior to April 1, 2003, were audited by other auditors, whose report dated, May 15, 2003, expressed an unqualified opinion thereon.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2004, by correspondence with the custodian and broker. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prudential Institutional Liquidity Portfolio, Inc.—Institutional Money Market Series as of March 31, 2004, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

New York, New York

May 18, 2004

26	Visit our website at www.prudential.com

Federal Income Tax Information

(Unaudited)

We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that 3.27% of the dividends paid for ordinary income in the fiscal year ended March 31, 2004 qualify for each of these states’ tax exclusion.

In January 2005, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in calendar year 2004.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	27

Management of the Fund

(Unaudited)

Information pertaining to the Directors of the Fund is set forth below. Directors who are not deemed to be “interested persons” of the Fund, as defined in the 1940 Act are referred to as “Independent Directors.” Directors who are deemed to be “interested persons” of the Fund are referred to as “Interested Directors.” “Fund Complex”† consists of the Fund and any other investment companies managed by PI.

Independent Directors(2)

David E.A. Carson (69), Director since 2003(3) Oversees 89 portfolios in Fund complex

Principal occupations (last 5 years): Director (January 2000 to May 2000), Chairman (January 1999 to December 1999), Chairman and Chief Executive Officer (January 1998 to December 1998) and President, Chairman and Chief Executive Officer (1983-1997) of People’s Bank.

Other Directorships held:(4) Director of United Illuminating and UIL Holdings (utility company), since 1993.

Robert E. La Blanc (70), Director since 1996(3) Oversees 97 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1981) of Robert E. La Blanc Associates, Inc. (telecommunications); formerly General Partner at Salomon Brothers and Vice-Chairman of Continental Telecom; Trustee of Manhattan College.

Other Directorships held:(4) Director of Storage Technology Corporation (technology) (since 1979), Chartered Semiconductor Manufacturing, Ltd. (since 1998); Titan Corporation (electronics) (since 1995), Computer Associates International, Inc. (software company) (since 2002); FiberNet Telecom Group, Inc. (telecom company) (since 2003); Director (since April 1999) of the High Yield Plus Fund, Inc.

Douglas H. McCorkindale (64), Director since 2003(3) Oversees 90 portfolios in Fund complex

Principal occupations (last 5 years): Chairman (since February 2001), Chief Executive Officer (since June 2000) and President (since September 1997) of Gannett Co. Inc. (publishing and media); formerly Vice Chairman (March 1984-May 2000) of Gannett Co., Inc.

Other Directorships held:(4) Director of Gannett Co. Inc., Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001); Director of The High Yield Plus Fund, Inc. (since 1996).

Richard A. Redeker (60), Director since 2003(3) Oversees 91 portfolios in Fund complex

Principal occupations (last 5 years): Management Consultant; Director of Invesmart, Inc. (since 2001) and Director of Penn Tank Lines, Inc. (since 1999).

Other Directorships held:(4) None.

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Robin B. Smith (64), Director since 1987(3) Oversees 96 portfolios in Fund complex

Principal occupations (last 5 years): Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.

Other Directorships held:(4) Director of BellSouth Corporation (since 1992).

Stephen Stoneburn (60), Director since 1996(3) Oversees 94 portfolios in Fund complex

Principal occupations (last 5 years): President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (a publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media and Senior Vice President of Fairchild Publications, Inc. (1975-1989).

Other Directorships held:(4) None

Clay T. Whitehead (65), Director since 1999(3) Oversees 95 portfolios in Fund complex

Principal occupations (last 5 years): President (since 1983) of National Exchange Inc. (new business development firm).

Other Directorships held:(4) Director (since 2000) of the High Yield Plus Fund, Inc.

Interested Directors(1)

Judy A. Rice (56), President since 2003 and Director since 2000(3) Oversees 94 portfolios in Fund complex

Principal occupations (last 5 years): President, Chief Executive Officer, Chief Operating Officer and Officer-in-Charge (since 2003) of PI; Director, Officer-in-Charge, President, Chief Executive Officer and Chief Operating Officer (since May 2003) of American Skandia Advisory Services, Inc. and American Skandia Investment Services, Inc.; Director, Officer-in-Charge, President, Chief Executive Officer (since May 2003) of American Skandia Fund Services, Inc.; Vice President (since February 1999) of Prudential Investment Management Services LLC; President, Chief Executive Officer and Officer-in-Charge (since April 2003) of Prudential Mutual Fund Services LLC; formerly various positions to Senior Vice President (1992-1999) of Prudential Securities; and various positions to Managing Director (1975-1992) of Salomon Smith Barney; Member of Board of Governors of the Money Management Institute.

Other Directorships held:(4) None

Robert F. Gunia (57), Vice President and Director since 1996(3) Oversees 178 portfolios in Fund complex

Principal occupations (last 5 years): Chief Administrative Officer (since June 1999) of PI; Executive Vice President and Treasurer (since January 1996) of PI; President (since April 1999) of Prudential Investment Management Services LLC (PIMS); Corporate Vice President (since September 1997) of The Prudential Insurance Company of America (Prudential); Director, Executive Vice President and Chief Administrative Officer (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Executive Vice President (since March 1999) and Treasurer (since May 2000) of Prudential Mutual Fund Services LLC; formerly Senior Vice President (March 1987-May 1999) of Prudential Securities.

Other Directorships held:(4) Vice President and Director (since May 1989) and Treasurer (since 1999) of The Asia Pacific Fund, Inc.

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	29

Information pertaining to the Officers of the Company who are not also Directors is set forth below.

Officers(2)

Marguerite E.H. Morrison (48), Chief Legal Officer since 2003(3) and Assistant Secretary since 2002(3)

Principal occupations (last 5 years): Vice President and Chief Legal Officer—Mutual Funds and Unit Investment Trust (since August 2000) of Prudential; Senior Vice President and Secretary (since April 2003) of PI; Senior Vice President and Secretary (since May 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Fund Services, Inc.; Vice President and Assistant Secretary of PIMS (since October 2001), previously Senior Vice President and Assistant Secretary (February 2001-April 2003) of PI, Vice President and Associate General Counsel (December 1996-February 2001) of PI.

Lee D. Augsburger (44), Chief Compliance Officer since 2004(3)

Principal occupations (last 5 years): Vice President and Chief Compliance Officer (since May 2003) of PI; Vice President and Chief Compliance Officer (since October 2000) of Prudential Investment Management, Inc.; formerly Vice President and Chief Legal Officer-Annuities (August 1999-October 2000) of Prudential Insurance Company of America; Vice President and Corporate Counsel (November 1997-August 1999) of Prudential Insurance Company of America.

Maryanne Ryan (39), Anti-Money Laundering Compliance Officer since 2002(3)

Principal occupations (last 5 years): Vice President, Prudential (since November 1998); First Vice President, Prudential Securities (March 1997-May 1998); Anti-Money Laundering Compliance Officer (since 2003) of American Skandia Investment Services, Inc., American Skandia Advisory Services, Inc. and American Skandia Marketing, Inc.

Grace C. Torres (44), Treasurer and Principal Financial and Accounting Officer since 1997(3)

Principal occupations (last 5 years): Senior Vice President (since January 2000) of PI; Senior Vice President and Assistant Treasurer (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Advisory Services, Inc.; formerly First Vice President (December 1996-January 2000) of PI and First Vice President (March 1993-1999) of Prudential Securities.

Jonathan D. Shain (45), Secretary since 2001

Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2003) of American Skandia Investment Services, Inc. and American Skandia Fund Services, Inc.; formerly Attorney with Fleet Bank, N.A. (January 1997-July 1998).

†	The Fund Complex consists of all investment companies managed by PI. The Funds for which PI serves as manager include JennisonDryden Mutual Funds, Strategic Partners Funds, The Prudential Variable Contract Accounts 2, 10, 11, The Target Portfolio Trust, The Prudential Series Fund, Inc., American Skandia Trust, and Prudential’s Gibraltar Fund.

(1)	“Interested” Director, as defined in the 1940 Act, by reason of employment with the Manager (Prudential Investments LLC or PI), the Subadviser (Prudential Investment Management, Inc. or PIM) or the Distributor (Prudential Investment Management Services LLC or PIMS).

(2)	Unless otherwise noted, the address of the Directors and Officers is c/o: Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ 07102.

(3)	There is no set term of office for Directors and Officers. The Independent Directors have adopted a retirement policy, which calls for the retirement of Directors on December 31 of the year in which they reach the age of 75. The table shows the individuals length of service as Director and/or Officer.

30	Visit our website at www.prudential.com

(4)	This includes only directorships of companies requested to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

Additional information about the Fund’s Directors is included in the Fund’s Statement of Additional Information which is available without charge, upon request, by calling (800) 521-7466 or (732) 482-7555 (Calling from outside the U.S.)

Prudential Institutional Liquidity Portfolio, Inc./Institutional Money Market Series	31

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 521-7466	www.prudential.com

PROXY VOTING
The Board of Directors of PILP has delegated to the Series’ investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Series. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the SEC’s website at http://www.sec.gov.

DIRECTORS

David E.A. Carson•Robert F. Gunia•Robert E. La Blanc•Douglas H. McCorkindale • Richard A. Redeker•Judy A. Rice•Robin B. Smith•Stephen D. Stoneburn•Clay T. Whitehead

OFFICERS

Judy A. Rice, President•Robert F. Gunia, Vice President•Grace C. Torres, Treasurer and Principal Financial and Accounting Officer•Marguerite E.H. Morrison, Chief Legal Officer and Assistant Secretary•Jonathan D. Shain, Secretary•Maryanne Ryan, Anti-Money Laundering Compliance Officer•Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 14th Floor 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19101

INDEPENDENT AUDITORS	KPMG LLP	757 Third Avenue New York, NY 10017

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

PILP/Institutional Money Market Series
Share Class	Class A	Class I

NASDAQ	PIMXX	PLPXX
CUSIP	744350109	744350604

An investor should consider the investment objectives, risks, and charges and expenses of the Series carefully before investing. The prospectus for the Series contains this and other information about the Series. An investor may obtain a prospectus by visiting our website at www.prudential.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY

To receive your mutual fund documents online, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PILP/Institutional Money Market Series
Share Class	Class A	Class I

NASDAQ	PIMXX	PLPXX
CUSIP	744350109	744350604

MF137E    IFS-A091959    Ed. 05/2004

Item 2 – Code of Ethics — See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-802-6469, and ask for a copy of the Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. David Carson, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal year ended March 31, 2004, KPMG LLP, the Registrant’s principal accountant, billed the Registrant $15,400 for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings. KPMG did not serve as the Registrant’s principal accountant during fiscal year ended March 31, 2003, so no information for that fiscal year is provided.

(b) Audit-Related Fees

None.

( c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Annual Fund financial statement audits

➢	Seed audits (related to new product filings, as required)

➢	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Accounting consultations

➢	Fund merger support services

➢	Agreed Upon Procedure Reports

➢	Attestation Reports

➢	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

➢	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

➢	Timely RIC qualification reviews

➢	Tax distribution analysis and planning

➢	Tax authority examination services

➢	Tax appeals support services

➢	Accounting methods studies

➢	Fund merger support services

➢	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

➢	Bookkeeping or other services related to the accounting records or financial statements of the Fund

➢	Financial information systems design and implementation

➢	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

➢	Actuarial services

➢	Internal audit outsourcing services

➢	Management functions or human resources

➢	Broker or dealer, investment adviser, or investment banking services

➢	Legal services and expert services unrelated to the audit

➢	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e)-(2) Percentage of services referred to in 4(b)- (4)(d) that were approved by the audit committee –Not applicable.

(f)	Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

Not applicable.

(g) Non-Audit Fees

Not applicable to Registrant and to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(h) Principal Accountants Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 9 – Submission of Matters to a Vote of Security Holders: None.

Item 10 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 – Exhibits

(a)	Code of Ethics – Attached hereto

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prudential Institutional Liquidity Portfolio, Inc.

By (Signature and Title)*	/s/ Jonathan D. Shain
Jonathan D. Shain Secretary

Date	May 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date	May 24, 2004

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date	May 24, 2004

*	Print the name and title of each signing officer under his or her signature.